Operating Revenue - Summary of Other Operating Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	$ 134,988	$ 148,354	$ 197,663
Frequent Flyer Program [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	48,207	40,794	46,376
Ground Operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	6,032	18,448	23,592
Leases [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	619	11,590	22,610
Maintenance [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	10,350	8,162	58,032
Interline [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	742	2,087	2,025
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other operating revenue	$ 69,038	$ 67,273	$ 45,028